Goodwill (Tables)	12 Months Ended
Mar. 30, 2025
Intangible assets and goodwill [abstract]
Schedule of Changes in Goodwill
Goodwill arising from business combinations is as follows:

	March 30, 2025	March 31, 2024
	$	$
Opening balance	70.8	63.9
Business combination (note 5)	—	8.3
Impact of foreign currency translation	1.2	(1.4)
Goodwill	72.0	70.8

Disclosure of Goodwill Allocation by Cash-Generating Units
The following table outlines the goodwill allocation for the applicable CGUs for the current year:

	March 30, 2025	March 31, 2024
	$	$
North America DTC - Retail	13.4	11.7
North America DTC - e-Commerce	7.0	6.6
North America Wholesale	5.8	5.7
Asia Pacific DTC - Retail	11.3	9.8
Asia Pacific DTC - e-Commerce	2.8	2.6
Asia Pacific Wholesale	3.8	3.6
EMEA[1] DTC - Retail	4.7	4.3
EMEA[1] DTC - e-Commerce	3.0	2.8
EMEA[1] Wholesale	6.3	6.0
Japan Joint Venture[2,3]	10.4	9.4
Paola Confectii[4]	3.5	8.3
Goodwill	72.0	70.8
1EMEA comprises Europe, the Middle East, Africa, and Latin America.
[2]Goodwill for the Japan Joint Venture includes JPY1,059.3m (CAD $10.2m); year-over-year movement in the balance in Canadian Dollars is due to the impact of foreign exchange translation from JPY to CAD of $0.8m.
[3]See “Note 20. Related party transactions” for a definition of this CGU.
[4]Goodwill for Paola Confectii prior to allocation is Romanian leu 28.1m (CAD $8.7m); year-over-year movement in the balance in Canadian Dollars is due to the impact of foreign exchange translation from Romanian leu to CAD of $0.4m.
Key Assumptions